Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2025
Retained Earnings [Abstract]
Schedule of Retained Earnings
	Note	December 31, 2024	December 31, 2025
		RMB	RMB
PRC statutory reserves	(i)	258,654,052	258,654,052
PRC surplus reserves	(ii)	190,082,835	219,656,867
Unreserved retained earnings		2,693,004,101	2,193,036,027
Total		3,141,740,988	2,671,346,946

(i)	With effect from July 1, 2012, pursuant to the “Administrative Measures on Accrual of Provisions by Financial Institutions” issued by the Ministry of Finance in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.

(ii)	In accordance with the Company’s PRC subsidiaries’ articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.